Equity-Based Compensation - Unit option - Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity-Based Compensation
Options granted all-time (in dollars per shares)	$ 9.54
Options
Options outstanding, Beginning Balance (in shares)	3,200,071
Options granted (in shares)	274,868
Options forfeited (in shares)	(218,246)
Options exercised (in shares)	(39,344)
Options outstanding, Ending Balance (in shares)	3,217,349	3,200,071
Exercisable (in shares)	605,246
Average Price
Options outstanding, Beginning Balance (in dollars per shares)	$ 0.49
Options granted (in dollars per shares)		$ 3.24
Options forfeited (in dollars per shares)	0.52
Options exercised (in dollars per shares)	0.53
Options outstanding, Ending Balance (in dollars per shares)	0.72	$ 0.49
Options exercisable (in dollars per shares)	$ 0.53
Average Life
Options outstanding (in years)	7 years 9 months 18 days	8 years 8 months 12 days
Options outstanding exercisable (in years)	7 years 7 months 6 days